Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties	The Company’s related parties with which the Company had transactions include its subsidiaries, any director or executive officers of the Company and his or her immediate family members, as well as any shareholders owning more than 5% of the Company’s Ordinary Shares.
Name of Related Party	Relationship to the Company
Dr. Chi Sing Chiu	The controlling shareholder and chairman of the board of director of the Company

Ms. Woon Bing Yeung	A shareholder of the Company and spouse of Dr. Chi Sing Chiu